Non-controlling interests	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Non-controlling interests	on-controlling interests Non-controlling interests did not represent a material component of Sanofi’s consolidated financial statements in the years ended December 31, 2019, 2018 and 2017.